Offsets	Jan. 12, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-292581
Initial Filing Date	Jan. 05, 2026
Fee Offset Claimed	$ 4,764.44
Explanation for Claimed Amount	On January 5, 2025, the Registrant paid a registration fee of $4,764.44 in connection with the initial filing of the Registration Statement. In accordance with the Instruction, the Registrant is permitted to recalculate the total filing fee due for the Registration Statement in its entirety and claim an offset pursuant to Rule 457(b) under the Securities Act in the amount of the filing fee previously paid in connection with the Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	MetaVia Inc.
Form or Filing Type	S-1
File Number	333-292581
Filing Date	Jan. 05, 2026
Fee Paid with Fee Offset Source	$ 4,764.44